Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated February 10, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2022, as supplemented
Removal of Sub‑Adviser
Effective immediately, HealthCor Management, L.P. (“HealthCor”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by HealthCor have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers, or to BAIA to manage directly. Therefore, all references to HealthCor in the Fund’s Prospectus are hereby removed.
Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated February 10, 2023 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 29, 2022, as supplemented

Removal of Sub-Adviser

Effective immediately, HealthCor Management, L.P. (“HealthCor”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by HealthCor have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers, or to BAIA to manage directly. Therefore, all references to HealthCor in the Fund’s Statement of Additional Information are hereby removed.

Shareholders should retain this Supplement for future reference.